STOCKHOLDERS' DEFICIT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of warrants activity

Weighted-
		Weighted-	average
		average	Remaining
		Exercise	Contractual	Intrinsic
	Warrants	Price	Life	Value
Outstanding at December 31, 2023	77,494	$3.61	8.15	—
Granted	—	—	—	—
Assumed in Business Combination	12,990,000	11.50
Exercised	—	—	—	—
Cancelled/Forfeited	—	—	—	—
Outstanding at September 30, 2024	13,067,494	$11.45	4.80	—

ConnectM Before Business Combination
Summary of warrant activity

Weighted-average
		Weighted-average	Remaining	Intrinsic
	Warrants	Exercise Price	Contractual Life	Value
Outstanding and vested at December 31, 2022	23,332	$12.00	9.15	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding and vested at December 31, 2023	23,332	$12.00	8.15	$—